Time deposits and short-term investments (Tables)	12 Months Ended
Dec. 31, 2024
Time deposits and short-term investments.
Schedule of time deposits and short-term investments on the consolidated balance sheets

	As of December 31,
	2023	2024
Short-term time deposits	10,256,127	40,822,387
Short-term financial instruments	1,677,128	6,082,161
Total	11,933,255	46,904,548